Investment in an Associate	12 Months Ended
Mar. 31, 2026
Investment in an Associate [Abstract]
INVESTMENT IN AN ASSOCIATE

4. INVESTMENT IN AN ASSOCIATE

On March 5, 2024, the Company entered into a membership interest purchase agreement with Cambria Capital and Cambria Asset Management, Inc. (the “Purchase Agreement”), pursuant to which the Company agreed to purchase 100% of the membership interests in Cambria Capital for a total purchase price of $700,000 by December 31, 2024. In January 2025, following the non-completion of the second closing to acquire the remaining 75.1% by December 31, 2024, the Company notified Cambria Capital of the termination in accordance with the terms of the Purchase Agreement. On April 4, 2025, the Company entered into an interests buyback and release agreement with Cambria Asset Management, Inc. and Cambria Capital, pursuant to which the Company agreed to sell the 24.9% equity in Cambria Capital back to Cambria Asset Management, Inc. for $100,000. The Company had and ceased to have significant influence over Cambria Capital in February 2025, and had derecognized the investment as of March 31, 2025. As to date of these financial statements, the Company had already received the $100,000.

On April 25, 2025, as a part of our strategic development of digital assets investment business, the Company, together with our Chairman and Chief Executive Officer Mr. Ling Ngai Lok, set up a new subsidiary, Solowin Investment Limited, under the laws of Hong Kong, in which the Company holds 4,000 shares out of 10,000 issued shares, accounting for 40% of the entity. On November 19, 2025, the Company acquired Mr. Lok’s shares in the entity for a total purchase price of $1.00, and the entity became a wholly owned subsidiary of the Company. Subsequently, the entity was renamed as AlloyX Ventures Limited on November 25, 2025. As to date of these financial statements, AlloyX Ventures Limited has not commenced substantive operations.

On June 16, 2025, the Company entered into a sale and purchase agreement with two independent individuals, pursuant to which the Company purchased from them, a 48% stake in Tiger Coin (Hong Kong) Limited, a private company limited by shares incorporated in Hong Kong, for a total purchase price of $7,500,000. Such purchase price was satisfied by the issuance of an aggregate of 7,500,000 Class A Ordinary Shares of the Company to them, with each person receiving 3,750,000 Class A Ordinary Shares. The transaction was completed in June 2025.

The Company’s investment in an associate is summarized below:

	As of March 31,
	2026	2025
	$’000	$’000
Beginning balance	-	254
Cost of acquisition	7,500	-
Share of results of an associate	30	(54)
Loss of disposal of an associate	-	(100)
Consideration received	-	(50)
Consideration receivables transferred to other receivables	-	(50)
Ending balance	7,530	-

The following table illustrates the summarized financial information of the Company’s associates as of March 31, 2026 and 2025 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the associates, if any.

As of March 31, 2026
$’000
Current assets	166
Non-current assets	50
Current liabilities	(78)
Net assets of the associate	138

Company’s share in %	48%
Company’s share in $	66
Goodwill	7,464
Carrying amount	7,530

Revenue	2,071
Net income for the year	62